Debt - Schedule of Contractual Future Minimum Payments for the PPP Loan (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Contractual Future Minimum Payments for the PPP Loan [Abstract]
2025 (remainder)	$ 1,234,000
2026	145,000	$ 1,231
Total	$ 1,379,000	$ 1,376